Retirement Benefit Obligations - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Defined benefit pension plan assets, invested percentage	95.00%	95.00%
Defined benefit pension plan assets, other investments, percentage	5.00%	5.00%
Equity instruments, percentage contributed to fair value of plan assets	0.00%	0.00%
Defined benefit plans, company match, eligible contributions, percent	50.00%
Defined benefit plans, company match, eligible wages, percent	8.00%
Post-employment benefit expense, defined contribution plans	$ 7,500	$ 7,292	$ 6,421
Recognized income from 401K forfeitures	$ 629	$ 565	$ 792
Minimum
Disclosure of defined benefit plans [line items]
Non-qualified deferred compensation plan, deferred amount, eligible compensation	0.00%
Maximum
Disclosure of defined benefit plans [line items]
Non-qualified deferred compensation plan, deferred amount, eligible compensation	20.00%
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	5.02%	5.35%